As filed with the U.S. Securities and Exchange Commission on July 30, 2019
Registration No. 333-231895

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 1	[x]
(Check appropriate box or boxes)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (414) 765-6872
Jeffrey T. Rauman, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of beneficial interest of the O’Shaughnessy Market Leaders Value Fund

This Post-Effective Amendment No. 1 to the Registration Statement of Advisors Series Trust (the “Trust”) on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the combined information statement/prospectus and statement of additional information filed on July 11, 2019.  This Post-Effective Amendment No. 1 is being filed to add the tax opinion as an Exhibit to Part C of the Registration Statement.

PART C
Other Information

Item 15.    Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16.    Exhibits

(1)
Agreement and Declaration of Trust dated October 13, 2018, was previously filed with the Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(2)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(3)	Voting Trust Agreements - Not applicable

(4)
A copy of the Agreement and Plan of Reorganization between the Trust, on behalf of the O’Shaughnessy All Cap Core Fund and the O’Shaughnessy Enhanced Dividend Fund, and the Trust, on behalf of the O’Shaughnessy Market Leaders Value Fund and O'Shaughnessy Asset Management, LLC, is included as Appendix A of Form N-14 filed on July 11, 2019.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(6)
Investment Advisory Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i) Amended Schedule A to the Investment Advisory Agreement dated September 11, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(ii) Amended Schedule A to the Investment Advisory Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii) Amendment to the Investment Advisory Agreement dated August 1, 2017, was previously filed with Post-Effective Amendment No. 806 to the Registration Statement on Form N-1A on December 18, 2017, and is incorporated herein by reference.

(iv) Amended Schedule A to the Investment Advisory Agreement dated October 18, 2018, was filed previously with Post-Effective Amendment No. 860 to the Registration Statement on Form N-1A on November 28, 2018, and is incorporated herein by reference.

(7)
Distribution Agreement dated June 3, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i) First Amendment dated September 22, 2011, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(ii) Second Amendment dated December 3, 2015, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(8)	Bonus, profit or pension plans - Not applicable

(9)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust's Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i) Amendment dated September 16, 2014, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 677 to the Registration Statement on Form N-1A on November 24, 2015, and is incorporated herein by reference.

(ii) Amendment dated December 3, 2015, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan

(i)
Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 323 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(A) Amended Schedule B dated October 17, 2011, to the Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(ii)
Amended and Restated Rule 18f-3 Multiple Class Plan dated July 9, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(11)
Opinion and Consent regarding the validity of shares to be issued by the Registrant dated June 3, 2019 was previously filed with the initial Registration Statement on Form N-14 on June 3, 2019, and is incorporated herein by reference.

(12)	Form of Opinion and Consent regarding certain tax matters - filed herewith.

(13)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A) Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B) Amendment dated September 22, 2011, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C) Amendment dated December 3, 2015, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A) Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust's Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B) Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(C) Amendment dated September 22, 2011, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(D) Amendment dated December 3, 2015, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A) Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B) Amendment dated September 22, 2011, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C) Amendment dated December 3, 2015, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A) Amended Appendix A dated October 17, 2011, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(B) Amended Appendix A dated November 28, 2018, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 860 to the Registration Statement on Form N-1A on November 28, 2018, and is incorporated herein by reference.

(14)
Consent of Independent Registered Public Accounting Firm is herein incorporated by reference from the Trust’s Registration Statement on Form N-14, filed with the Securities and Exchange Commission on July 11, 2019.

(15)	Not applicable

(16)	Power of Attorney.

(i)
Power of Attorney (Duree, Mertens, Rebhan, Redwine and Woolson) dated December 6, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(17)	Other Exhibits

(i)
The Prospectuses and Statement of Additional Information each dated November 28, 2018 of the O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund, and the O’Shaughnessy Market Leaders Value Fund was previously filed with Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A on November 28, 2018, and is incorporated herein by reference.

(ii)
The Semi-Annual Report to Shareholders of the O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund, and the O’Shaughnessy Market Leaders Value Fund for the Period Ended January 31, 2019 was previously filed on the Trust’s Form N-CSR with the SEC on April 4, 2019 and is incorporated by reference.

Item 17.    Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Prospectus in a post-effective amendment to this registration statement.

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on the 30th day of July, 2019.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on July 30, 2019 by the following persons in the capacities indicated:

Signature	Title	Date

Gail S. Duree*	Trustee	July 30, 2019
Gail S. Duree

David G. Mertens*	Trustee	July 30, 2019
David G. Mertens

George J. Rebhan*	Trustee	July 30, 2019
George J. Rebhan

Raymond B. Woolson*	Trustee	July 30, 2019
Raymond B. Woolson

Joe D. Redwine*	Trustee	July 30, 2019
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President and	July 30, 2019
Cheryl L. King	Principal Financial Officer

/s/ Jeffrey T. Rauman Jeffrey T. Rauman	President, Chief Executive Officer and Principal	July 30, 2019
Executive Officer

*By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(12)	Form of Opinion and Consent regarding certain tax matters